Consolidated Statements of Cash Flows $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($) [1]	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Cash flows from operating activities:
Income before income taxes	$ 47,789	$ 2,434	$ 35,063	$ 31,208
Adjustments for:
Non-cash operating expenses	3,114	159	4,111	2,873
Non-cash non operating (income) expenses	25,817	1,315
Depreciation	15,613	795	12,076	9,761
Amortization	2,052	104	1,633	1,064
Gain on sale of long-lived assets	(209)	(11)	(170)	(249)
(Gain) loss on sale of shares (see Note 19)	(30,112)	(1,533)	8	(14)
Disposal of long-lived assets	451	23	238	416
Impairment of long-lived assets	2,063	105		134
Share of the profit of associates and joint ventures accounted for using the equity method, net of taxes	(7,923)	(403)	(6,507)	(6,045)
Interest income	(1,566)	(80)	(1,299)	(1,024)
Interest expense	11,124	566	9,646	7,777
Foreign exchange (gain) loss, net	(4,956)	(252)	(1,131)	1,193
Monetary position (gain) loss, net	(1,590)	(81)	(2,411)	36
Market value loss (gain) on financial instruments	204	10	(186)	(364)
Cash flow from operating activities before changes in operating accounts	61,871	3,151	51,071	46,766
Accounts receivable and other current assets	(11,349)	(578)	(1,889)	(4,379)
Other current financial assets	1,949	99	(1,395)	318
Inventories	(2,602)	(133)	(4,936)	(4,330)
Derivative financial instruments	18	1	130	441
Suppliers and other accounts payable	7,394	376	15,337	6,799
Other long-term liabilities	309	16	968	822
Other current financial liabilities	1,968	100	2,642	(570)
Employee benefits paid	(631)	(32)	(476)	(382)
Cash flow from operations	58,927	3,000	61,452	45,485
Income taxes paid	(18,792)	(957)	(11,321)	(8,743)
Cash flow from operating activities	40,135	2,084	50,131	36,742
Cash flows from investing activities:
Increase in cash by acquisition of Coca-Cola FEMSA Philippines, Inc. (see Note 4)	4,013	204
Deconsolidation in Coca-Cola FEMSA Venezuela	(170)	(9)
Acquisition of Grupo Socofar, net of cash acquired (see Note 4)				(6,890)
Partial payment of Vonpar, net of cash acquired (see Note 4)			(13,198)
Other acquisitions, net of cash acquired (see Note 4)			(5,032)	(5,821)
Other investments in associates and joint ventures	(889)	(45)	(2,189)	(291)
Partial disposal of investment in Heineken Group	50,790	2,586
Purchase of investments	(2,016)	(103)	(118)
Proceeds from investments			20	126
Interest received	1,566	80	1,299	1,024
Derivative financial instruments	(35)	(2)	(220)	232
Dividends received from associates and joint ventures	3,277	167	3,276	2,394
Property, plant and equipment acquisitions	(20,838)	(1,061)	(19,083)	(17,485)
Proceeds from the sale of property, plant and equipment	490	25	574	630
Acquisition of intangible assets	(3,346)	(170)	(2,309)	(971)
Investment in other assets	(1,222)	(62)	(1,709)	(1,502)
Collections of other assets	(19)	(1)	2	223
Investment in other financial assets	(184)	(9)	(23)	(28)
Collection in other financial assets			65
Net cash generated by (used in) investing activities	31,417	1,600	(38,645)	(28,359)
Cash flows from financing activities:
Proceeds from borrowings	13,599	692	26,629	8,422
Payments of bank loans	(18,130)	(923)	(5,458)	(15,520)
Interest paid	(6,578)	(335)	(5,470)	(4,563)
Derivative financial instruments	(1,579)	(80)	(3,471)	8,345
Dividends paid	(12,450)	(634)	(12,045)	(10,701)
Contributions from non-controlling interest			892	250
Acquisition of non-controlling interest	(315)	(16)
Other financing activities	(168)	(9)	220	26
Financing from Vonpar's acquisition	4,082	208
Net cash generated by (used in) financing activities	(21,539)	(1,097)	1,297	(13,741)
Increase (decrease) in cash and cash equivalents	50,013	2,546	12,783	(5,358)
Initial balance of cash and cash equivalents	43,637	2,222	29,396	35,497
Effects of exchange rate changes and inflation effects on cash and cash equivalents held in foreign currencies	3,294	168	1,458	(743)
Ending balance of cash and cash equivalents	$ 96,944	$ 4,936	$ 43,637	$ 29,396

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3